UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-08037

AdvisorOne Funds

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, NE 68137

(Address of principal executive offices)(Zip code)

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

402-493-3313

Date of fiscal year end:

4/30

Date of reporting period:   7/31/12

Item 1.  Schedule of Investments.

AdvisorOne Funds Quarterly Report

Schedule of Investments - Amerigo Fund
July 31, 2012 (Unaudited)
	Shares	Value

Bond Funds - 0.95%
iShares iBoxx $ High Yield Corporate Bond Fund	50,000	$ 4,585,000
Total Bond Funds (cost $4,591,735)		4,585,000

Equity Funds - 98.21%
Commodity Funds - 2.13%
PowerShares DB Gold Fund *	82,000	4,560,840
PowerShares DB Precious Metals Fund *	82,000	4,497,700
United States Commodity Index Fund *	20,000	1,225,000
		10,283,540
Emerging Markets - 11.20%
iShares MSCI All Country Asia ex Japan Index Fund	150,000	7,947,000
iShares MSCI BRIC Index Fund	60,000	2,146,200
iShares MSCI Emerging Markets Index Fund	380,000	14,865,600
iShares S&P Asia 50 Index Fund	50,000	2,124,000
iShares S&P Latin America 40 Index Fund	150,000	6,303,000
SPDR S&P BRIC 40 ETF	170,000	3,711,100
SPDR S&P China ETF	60,000	3,780,600
SPDR S&P Emerging Asia Pacific ETF	110,000	7,511,900
Vanguard MSCI Emerging Markets ETF	140,000	5,602,800
		53,992,200
International Equity - 5.15%
iShares MSCI Canada Index Fund	130,000	3,417,700
iShares MSCI Germany Index Fund	375,000	7,578,750
iShares MSCI Pacific ex-Japan Index Fund	140,000	5,994,800
iShares MSCI Sweden Index Fund	60,000	1,634,400
iShares S&P Global 100 Index Fund	70,000	4,155,900
Vanguard FTSE All-World ex-US ETF	50,000	2,059,000
		24,840,550
Large Cap Blend - 17.73%
Barclays ETN+Long C Leveraged ETN Linked to S&P 500 *	20,000	3,211,000
iShares S&P 100 Index Fund	65,000	4,141,150
iShares S&P 500 Index Fund	100,000	13,855,000
SPDR S&P 500 ETF Trust	250,000	34,427,500
Vanguard Large-Cap ETF	255,000	16,024,200
Vanguard Mega Cap 300 ETF	10,000	474,600
Vanguard Total Stock Market ETF	190,000	13,358,900
		85,492,350
Large Cap Growth - 8.19%
iShares Russell 1000 Growth Index Fund	364,000	23,274,160
PowerShares QQQ Trust Series 1	250,000	16,200,000
		39,474,160
AdvisorOne Funds Quarterly Report

Schedule of Investments - Amerigo Fund (Continued)
July 31, 2012 (Unaudited)
	Shares	Value

Large Cap Value - 6.87%
iShares High Dividend Equity Fund	142,000	$ 8,706,020
iShares Morningstar Large Value Index Fund	50,000	3,138,000
RevenueShares Large Cap Fund	255,000	6,448,950
SPDR Dow Jones Industrial Average ETF Trust	50,000	6,489,500
Vanguard Dividend Appreciation ETF	65,000	3,757,000
Vanguard Value ETF	81,000	4,584,600
		33,124,070
Mid Cap Blend - 22.17%
iShares Russell Midcap Index Fund	270,000	28,517,400
iShares S&P MidCap 400 Index Fund	75,000	7,053,000
SPDR S&P MidCap 400 ETF Trust	168,000	28,771,680
Vanguard Extended Market ETF	250,000	14,002,500
Vanguard Mid-Cap ETF	370,000	28,560,300
		106,904,880
Mid Cap Growth - 2.82%
iShares Russell Midcap Growth Index Fund	230,000	13,602,200

Small Cap Blend - 7.15%
iShares Russell 2000 Index Fund	200,000	15,670,000
Vanguard Small Cap ETF	250,000	18,820,000
		34,490,000
Specialty - 14.80%
iShares Dow Jones US Pharmaceuticals Index Fund	55,000	4,803,700
iShares Nasdaq Biotechnology Index Fund	50,000	6,690,500
iShares S&P Global Energy Sector Index Fund	10,000	371,500
SPDR Consumer Staples Select Sector Fund	200,000	7,126,000
SPDR Energy Select Sector Fund	325,000	22,636,250
SPDR Financial Select Sector Fund	100,000	1,466,000
SPDR Health Care Select Sector Fund	252,000	9,674,280
SPDR S&P Biotech ETF *	60,000	5,392,800
SPDR S&P Pharmaceuticals ETF	60,000	3,469,800
SPDR Technology Select Sector Fund	332,000	9,714,320
		71,345,150

Total Equity Funds (cost $423,755,348)		473,549,100

Money Market Funds - 1.44%
Fifth Third Institutional Money Market Fund	6,954,572	6,954,572
Total Money Market Funds (cost $6,954,572)		6,954,572

Total Investments (cost $435,301,655)(a) - 100.60%		$ 485,088,672
Liabilities In Excess of Other Assets - (0.60)%		(2,917,470)
NET ASSETS - 100.00%		$ 482,171,202

*Non-income producing security.

AdvisorOne Funds Quarterly Report

Schedule of Investments - Amerigo Fund (Continued)
July 31, 2012 (Unaudited)

BRIC - Brazil, Russia, India, China
DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
KBW - Keefe, Bruyette & Woods
MBS - Mortgage Backed Security
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation)
of securities as follows:
Unrealized appreciation:		$ 56,846,264
Unrealized depreciation:		(7,059,247)
Net unrealized appreciation:		$ 49,787,017

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

AdvisorOne Funds Quarterly Report

Schedule of Investments - Amerigo Fund (Continued)
July 31, 2012 (Unaudited)
Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Bond Funds	$ 4,585,000	$ -	$ -	$ 4,585,000
Equity Funds	473,549,100	-	-	473,549,100
Money Market Funds	6,954,572	-	-	6,954,572
Total	$ 485,088,672	$ -	$ -	$ 485,088,672

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 & Level 2 during the period.  It is the fund’s policy to recognize transfers into and out of Level 1 & Level 2 at the end of the reporting period.

Exchange Traded Funds

The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

AdvisorOne Funds Quarterly Report

Schedule of Investments - Clermont Fund
July 31, 2012 (Unaudited)
	Shares	Value
Common Stock - 0.46%
Diversified Companies - 0.46%
Berkshire Hathaway, Inc. - Class B *	15,000	$ 1,272,600
Total Common Stock (cost $1,155,374)		1,272,600

Bond Funds - 34.03%
iShares 10+ Year Credit Bond Fund	1,000	63,250
iShares Barclays 1-3 Year Credit Bond Fund	3,000	315,840
iShares Barclays 3-7 Year Treasury Bond Fund	1,000	123,760
iShares Barclays 7-10 Year Treasury Bond Fund	1,000	109,280
iShares Barclays Aggregate Bond Fund	1,000	112,590
iShares Barclays Credit Bond Fund	304,000	34,589,120
iShares Barclays Intermediate Credit Bond Fund	15,000	1,659,721
iShares iBoxx $ High Yield Corporate Bond Fund	260,000	23,842,000
iShares iBoxx $ Investment Grade Corporate Bond Fund	143,000	17,343,040
PIMCO Enhanced Short Maturity Strategy Fund	4,000	405,240
SPDR Barclays Capital Aggregate Bond ETF	1,000	59,290
SPDR Barclays Capital High Yield Bond ETF	275,000	10,967,000
SPDR Barclays Capital Intermediate Term Credit Bond ETF	21,000	725,760
SPDR Barclays Capital Long Term Credit Bond ETF	1,000	42,390
SPDR Barclays Capital Short Term Corporate Bond ETF	3,000	91,980
Vanguard Intermediate-Term Bond ETF	3,000	270,540
Vanguard Intermediate-Term Corporate Bond ETF	25,000	2,174,500
Vanguard Long-Term Corporate Bond ETF	1,000	93,520
Vanguard Short-Term Bond ETF	5,000	407,150
Vanguard Short-Term Corporate Bond ETF	3,000	239,160
Vanguard Total Bond Market ETF	5,000	426,150
Total Bond Funds (cost $84,503,722)		94,061,281

Equity Funds - 51.96%
Commodity Funds - 2.08%
PowerShares DB Commodity Index Tracking Fund *	15,000	408,750
PowerShares DB Gold Fund *	40,000	2,224,800
PowerShares DB Precious Metals Fund *	40,000	2,194,000
United States Commodity Index Fund *	15,000	918,750
		5,746,300
Emerging Markets - 3.95%
iShares MSCI All Country Asia ex Japan Index Fund	42,000	2,225,160
iShares MSCI Emerging Markets Index Fund	42,000	1,643,040
iShares S&P Latin America 40 Index Fund	21,000	882,420
SPDR S&P BRIC 40 ETF	32,000	698,560
SPDR S&P Emerging Asia Pacific ETF	42,000	2,868,180
Vanguard MSCI Emerging Markets ETF	65,000	2,601,300
		10,918,660
AdvisorOne Funds Quarterly Report

Schedule of Investments - Clermont Fund (Continued)
July 31, 2012 (Unaudited)
	Shares	Value
International Equity - 3.68%
iShares MSCI Germany Index Fund	81,000	$ 1,637,010
iShares MSCI Pacific ex-Japan Index Fund	50,000	2,141,000
iShares S&P Global 100 Index Fund	55,000	3,265,350
Vanguard FTSE All-World ex-US ETF	40,000	1,647,200
Vanguard MSCI Pacific ETF	16,000	794,720
Vanguard Total World Stock Index Fund	15,000	690,000
		10,175,280
Large Cap Blend - 13.57%
iShares S&P 100 Index Fund	20,000	1,274,200
iShares S&P 500 Index Fund	60,000	8,313,000
SPDR S&P 500 ETF Trust	164,000	22,584,440
Vanguard Large-Cap ETF	85,000	5,341,400
		37,513,040
Large Cap Growth - 4.91%
iShares Russell 1000 Growth Index Fund	41,000	2,621,540
iShares S&P 500 Growth Index Fund	1,000	74,820
PowerShares QQQ Trust Series 1	45,000	2,916,000
Vanguard Total Stock Market Index Fund	113,000	7,945,030
		13,557,390
Large Cap Value - 9.65%
iShares High Dividend Equity Fund	110,000	6,744,100
iShares Morningstar Large Value Index Fund	51,000	3,200,760
iShares S&P 500 Value Index Fund	1,000	62,800
RevenueShares Large Cap ETF	70,000	1,770,300
SPDR Dow Jones Industrial Average ETF Trust	65,000	8,436,350
SPDR S&P Dividend ETF	15,000	847,500
Vanguard Dividend Appreciation ETF	53,000	3,063,400
Vanguard Value ETF	45,000	2,547,000
		26,672,210
Mid Cap Blend - 7.53%
iShares Russell Midcap Index Fund	40,000	4,224,800
iShares S&P MidCap 400 Index Fund	15,000	1,410,600
SPDR S&P MidCap 400 ETF Trust	42,000	7,192,920
Vanguard Extended Market ETF	60,000	3,360,600
Vanguard Mid-Cap ETF	60,000	4,631,400
		20,820,320
Mid Cap Value - 0.31%
iShares Dow Jones Select Dividend Index Fund	15,000	860,550

AdvisorOne Funds Quarterly Report

Schedule of Investments - Clermont Fund (Continued)
July 31, 2012 (Unaudited)
	Shares	Value
Small Cap Blend - 2.09%
iShares Russell 2000 Index Fund	21,000	$ 1,645,350
Vanguard Small Cap ETF	55,000	4,140,400
		5,785,750
Specialty - 4.19%
iShares Diversified Alternatives Trust *	10,000	506,200
iShares Dow Jones US Pharmaceuticals Index Fund	20,000	1,746,800
SPDR Consumer Staples Select Sector Fund	82,000	2,921,660
SPDR Energy Select Sector Fund	36,500	2,542,225
SPDR Health Care Select Sector Fund	70,000	2,687,300
SPDR S&P Pharmaceuticals ETF	20,000	1,156,600
		11,560,785

Total Equity Funds (cost $124,193,175)		143,610,285
	Principal ($)
Corporate Bonds - 13.09%
Agilent Technologies, Inc., 6.50%, due 11/1/17	$ 1,475,000	1,787,718
Alcoa, Inc., 5.87%, due 2/23/22	1,762,000	1,851,307
Bunge, Ltd. Financial, 8.50%, due 6/15/19	779,000	979,501
Chesapeake Energy Corp., 6.625%, due 8/15/20	3,075,000	3,055,781
Chevron Phillips Chemical Co., 8.25%, due 6/15/19 **	1,120,000	1,617,305
Enogex, LLC, 6.25%, due 3/15/20 **	2,180,000	2,477,751
Farmers Insurance Exchange, 6.00%, due 8/1/14 **	2,510,000	2,666,305
Goldman Sachs Group, Inc., 5.95%, due 1/15/27	1,600,000	1,603,014
Israel Electric Corp Ltd., 7.25%, due 1/15/19 **	700,000	739,354
Johnson & Johnson, 5.15%, due 7/15/18	111,000	134,844
Morgan Stanley, 5.50%, due 9/30/17	1,000,000	915,216
Mutual of Omaha Insurance Co., 6.80%, due 6/15/36 **	2,000,000	2,337,144
Pharmacia Corp., 6.50%, due 12/1/18	450,000	574,489
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 5.50%, due 9/30/14 **	2,140,000	2,306,064
Regency Energy Partners LP, 9.375%, due 6/1/16	1,000,000	1,101,250
Ryder System, Inc., 2.50%, due 3/1/17	365,000	368,927
Ryder System, Inc., 3.60%, due 3/1/16	48,000	50,816
Safeway, Inc., 5.00%, due 8/15/19	3,000,000	3,064,128
SLM Corp., 5.00%, due 4/15/15	1,200,000	1,240,578
Sunoco, Inc., 4.875%, due 10/15/14	1,344,000	1,421,679
TECO Finance, Inc., 4.00%, due 3/15/16	200,000	213,907
Timken Co., 6.00%, due 9/15/14	700,000	759,722
Union Pacific Corp., 5.70%, due 8/15/18	365,000	442,619
Union Pacific Corp., 5.75%, due 11/15/17	896,000	1,071,236
UST, LLC, 5.75%, due 3/1/18	467,000	535,933
Vodafone Group PLC, 5.625%, due 2/27/17	450,000	533,884
Wells Fargo & Co., zero coupon, due 3/4/13	1,000,000	1,015,533
Westar Energy, Inc., 6.00%, due 7/1/14	1,207,000	1,321,695
Total Corporate Bonds (cost $33,564,316)		36,187,700

AdvisorOne Funds Quarterly Report

Schedule of Investments - Clermont Fund (Continued)
July 31, 2012 (Unaudited)
	Shares	Value
Money Market Funds - 1.08%
Fifth Third Institutional Money Market Fund	2,968,127	$ 2,968,127
Total Money Market Funds (cost $2,968,127)		2,968,127

Total Investments (cost $246,384,714)(a) - 100.62%		$ 278,099,993
Liabilities In Excess of Other Assets - (0.62)%		(1,721,441)
NET ASSETS - 100.00%		$ 276,378,552

*Non-income producing security.
** 144A Security

BRIC - Brazil, Russia, India, China
DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
KBW - Keefe, Bruyette & Woods
MBS - Mortgage Backed Security
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation)
of securities as follows:
Unrealized appreciation:		$ 34,371,834
Unrealized depreciation:		(2,656,555)
Net unrealized appreciation:		$ 31,715,279

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

AdvisorOne Funds Quarterly Report

Schedule of Investments - Clermont Fund (Continued)
July 31, 2012 (Unaudited)

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 1,272,600	$ -	$ -	$ 1,272,600
Bond Funds	94,061,281	-	-	94,061,281
Equity Funds	143,610,285	-	-	143,610,285
Corporate Bonds	-	36,187,700	-	36,187,700
Money Market Funds	2,968,127	-	-	2,968,127
Total	$ 241,912,293	$ 36,187,700	$ -	$ 278,099,993

AdvisorOne Funds Quarterly Report

Schedule of Investments - Clermont Fund (Continued)
July 31, 2012 (Unaudited)

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 & Level 2 during the period.  It is the fund’s policy to recognize transfers into and out of Level 1 & Level 2 at the end of the reporting period.

Exchange Traded Funds

The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

AdvisorOne Funds Quarterly Report

Schedule of Investments - Select Allocation Fund
July 31, 2012 (Unaudited)
	Shares	Value
Common Stock - 1.37%
Oil & Gas - 1.37%
ConocoPhillips	13,000	$ 707,720
Exxon Mobil Corp.	25,000	2,171,250
Phillips 66	4,000	150,400
Total Common Stock (cost $2,593,584)		3,029,370

Bond Funds - 10.93%
iShares Barclays Credit Bond Fund	75,000	8,533,500
iShares iBoxx $ High Yield Corporate Bond Fund	145,000	13,296,500
SPDR Barclays Capital High Yield Bond ETF	60,000	2,392,800
Total Bond Funds (cost $22,816,732)		24,222,800

Equity Funds - 73.47%
Commodity Funds - 1.00%
PowerShares DB Gold Fund *	20,000	1,112,400
PowerShares DB Precious Metals Fund *	20,000	1,097,000
		2,209,400
Emerging Markets - 7.16%
iShares MSCI All Country Asia ex Japan Index Fund	50,000	2,649,000
iShares MSCI Emerging Markets Index Fund	153,000	5,985,360
iShares S&P Latin America 40 Index Fund	68,000	2,857,360
SPDR S&P BRIC 40 ETF	109,000	2,379,470
Vanguard MSCI Emerging Markets ETF	50,000	2,001,000
		15,872,190
International Equity - 3.16%
iShares MSCI Canada Index Fund	78,000	2,050,620
iShares MSCI Pacific ex-Japan Index Fund	116,000	4,967,120
		7,017,740
Large Cap Blend - 24.62%
iShares S&P 500 Index Fund	90,000	12,469,500
SPDR S&P 500 ETF Trust	195,000	26,853,450
Vanguard Large-Cap ETF	116,000	7,289,440
Vanguard Total Stock Market ETF	113,000	7,945,030
		54,557,420
Large Cap Growth - 4.71%
iShares Russell 1000 Growth Index Fund	50,000	3,197,000
PowerShares QQQ Trust Series 1	50,000	3,240,000
Vanguard Growth ETF	58,000	3,995,620
		10,432,620
Large Cap Value - 8.69%
iShares High Dividend Equity Fund	73,000	4,475,630
iShares Morningstar Large Value Index Fund	50,000	3,138,000
RevenueShares Large Cap Fund	92,000	2,326,680
SPDR Dow Jones Industrial Average ETF Trust	40,000	5,191,600
SPDR S&P Dividend ETF	27,000	1,525,500
Vanguard Value ETF	46,000	2,603,600
		19,261,010
AdvisorOne Funds Quarterly Report

Schedule of Investments - Select Allocation Fund (Continued)
July 31, 2012 (Unaudited)
	Shares	Value
Mid Cap Blend - 12.64%
iShares Russell Midcap Index Fund	44,000	$ 4,647,280
iShares S&P MidCap 400 Index Fund	25,000	2,351,000
SPDR S&P MidCap 400 ETF Trust	76,000	13,015,760
Vanguard Extended Market ETF	60,000	3,360,600
Vanguard Mid-Cap ETF	60,000	4,631,400
		28,006,040
Mid Cap Value - 0.70%
iShares Dow Jones Select Dividend Index Fund	27,000	1,548,990

Small Cap Blend - 5.22%
iShares Russell 2000 Index Fund	72,000	5,641,200
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	10,500	667,170
Vanguard Small Cap ETF	70,000	5,269,600
		11,577,970
Specialty - 5.57%
iShares S&P Global Energy Sector Index Fund	44,000	1,634,600
iShares S&P Global Materials Sector Index Fund	26,000	1,426,620
Market Vectors Gold Miners ETF	10,000	427,800
SPDR Industrial Select Sector Fund	78,000	2,793,180
SPDR S&P Biotech ETF *	35,000	3,145,800
SPDR Technology Select Sector Fund	100,000	2,926,000
		12,354,000

Total Equity Funds (cost $145,874,168)		162,837,380
	Principal ($)
Corporate Bonds - 13.77%
Agilent Technologies, Inc. 6.50%, due 11/1/17	$ 1,160,000	1,405,934
Alcoa, Inc., 5.87%, due 2/23/22	1,719,000	1,806,128
Alcoa, Inc., 6.75%, due 7/15/18	743,000	844,033
Bunge, Ltd. Financial, 8.50%, due 6/15/19	712,000	895,257
Chesapeake Energy Corp., 6.625%, due 8/15/20	2,525,000	2,509,219
Chevron Phillips Chemical Co., 8.25%, due 6/15/19 **	1,112,000	1,605,752
Corning, Inc., 7.25%, due 8/15/36	785,000	984,337
Enogex LLC, 6.25%, due 3/15/20 **	1,450,000	1,648,045
Farmers Insurance Exchange, 6.00%, due 8/1/14 **	1,800,000	1,912,091
Goldman Sachs Group, Inc., 5.95%, due 1/15/27	1,583,000	1,585,982
Israel Electric Corp Ltd., 7.25%, due 1/15/19 **	700,000	739,354
Johnson & Johnson, 5.15%, due 7/15/18 **	87,000	105,688
Mutual of Omaha Insurance Co., 6.80%, due 6/15/36 **	1,615,000	1,887,244
Nordstrom, Inc. 7.00%, due 1/15/38	1,802,000	2,671,555
Pharmacia Corp., 6.50%, due 12/1/18	370,000	472,357
Ras Laffan Liquefied Natural Gas Co Ltd III, 5.50%, due 9/30/14 **	1,650,000	1,778,040
Regency Energy Partners LP, 9.375%, due 6/1/16	875,000	963,594
AdvisorOne Funds Quarterly Report

Schedule of Investments - Select Allocation Fund (Continued)
July 31, 2012 (Unaudited)
	Principal ($)	Value
Corporate Bonds - 13.77% (Continued)
Ryder System, Inc., 2.50%, due 3/1/17	$ 525,000	$ 530,648
Ryder System, Inc., 3.60%, due 3/1/16	40,000	42,347
SLM Corp., 5.00%, due 4/15/15	600,000	620,289
Safeway, Inc., 5.00%, due 8/15/19	1,900,000	1,940,614
UST, Inc., 5.75%, due 3/1/18	200,000	229,522
Union Pacific Corp., 5.75%, due 11/15/17	739,000	883,531
Union Pacific Corp., 5.70%, due 8/15/18	525,000	636,644
United States Steel Corp., 7.375%, due 4/1/20	1,200,000	1,182,000
Universal City Development Partners Ltd., 8.875%, due 11/15/15	177,000	188,713
Vodafone Group PLC, 5.625%, due 2/27/17	370,000	438,971
Total Corporate Bonds (cost $26,655,711)		30,507,889
	Shares
Money Market Funds - 1.06%
Fifth Third Institutional Money Market Fund	2,344,662	2,344,662
Total Money Market Funds (cost $2,344,662)		2,344,662

Total Investments (cost $200,284,857)(a) - 100.60%		$ 222,942,101
Liabilities In Excess of Other Assets - (0.60)%		(1,316,819)
NET ASSETS - 100.00%		$ 221,625,282

* Non-income producing security.
** 144A security.

BRIC - Brazil, Russia, India, China
DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
MBS - Mortgage Backed Security
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts
KBW - Keefe, Bruyette & Woods

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation)
of securities as follows:
Unrealized appreciation:		$ 24,428,282
Unrealized depreciation:		(1,771,038)
Net unrealized appreciation:		$ 22,657,244

AdvisorOne Funds Quarterly Report

Schedule of Investments - Select Allocation Fund (Continued)
July 31, 2012 (Unaudited)

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

AdvisorOne Funds Quarterly Report

Schedule of Investments - Select Allocation Fund (Continued)
July 31, 2012 (Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 3,029,370	$ -	$ -	$ 3,029,370
Bond Funds	24,222,800	-	-	24,222,800
Equity Funds	162,837,380	-	-	162,837,380
Corporate Bonds	-	30,507,889	-	30,507,889
Money Market Funds	2,344,662	-	-	2,344,662
Total	$ 192,434,212	$ 30,507,889	$ -	$ 222,942,101

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 & Level 2 during the period.  It is the fund’s policy to recognize transfers into and out of Level 1 & Level 2 at the end of the reporting period.

Exchange Traded Funds

The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

AdvisorOne Funds Quarterly Report

Schedule of Investments - Descartes Fund
July 31, 2012 (Unaudited)
	Shares	Value
Bond Funds - 4.71%
iShares Barclays 3-7 Year Treasury Bond Fund	5,000	$ 618,800
iShares Barclays 7-10 Year Treasury Bond Fund	1,000	109,280
iShares Barclays 20+ Year Treasury Bond Fund	2,000	259,400
iShares Barclays Short Treasury Bond Fund	13,000	1,432,730
iShares iBoxx $ High Yield Corporate Bond Fund	23,000	2,109,100
iShares iBoxx $ Investment Grade Corporate Bond Fund	17,000	2,061,760
iShares JPMorgan USD Emerging Markets Bond Fund	6,000	711,300
PIMCO Enhanced Short Maturity Strategy Fund	5,000	506,550
Total Bond Funds (cost $7,664,303)		7,808,920

Equity Funds - 90.74%
Emerging Markets - 4.29%
iShares MSCI All Country Asia ex Japan Index Fund	47,000	2,490,060
iShares MSCI Emerging Markets Eastern Europe Index Fund	8,000	188,960
iShares MSCI Emerging Markets Minimum Volatility Index Fund	10,000	552,600
iShares MSCI Emerging Markets Small Cap Index Fund	6,000	253,008
iShares MSCI Poland Investable Market Index Fund	8,000	185,760
iShares MSCI Taiwan Index Fund	140,000	1,705,200
SPDR S&P Emerging Europe ETF	8,000	300,880
Vanguard MSCI Emerging Markets ETF	36,000	1,440,720
		7,117,188
International Equity - 6.09%
iShares MSCI All Country World Minimum Volatility Index Fund	17,000	943,840
iShares MSCI EAFE Minimum Volatility Index Fund	6,000	312,156
iShares MSCI Germany Index Fund	70,000	1,414,700
iShares MSCI Hong Kong Index Fund	35,000	586,600
iShares MSCI Japan Index Fund	158,000	1,420,420
iShares MSCI Pacific ex-Japan Index Fund	7,000	299,740
iShares MSCI South Korea Index Fund	7,000	389,130
iShares MSCI Switzerland Index Fund	17,000	395,760
iShares MSCI United Kingdom Index Fund	264,000	4,337,520
		10,099,866
Large Cap Blend - 9.50%
Guggenheim Russell Top 50 ETF	37,500	3,848,250
iShares Morningstar Large Core Index Fund	51,000	4,020,840
iShares MSCI USA Minimum Volatility Index Fund	9,000	265,500
iShares S&P 100 Index Fund	26,000	1,656,460
iShares S&P 500 Index Fund	27,000	3,740,850
SPDR S&P 500 ETF Trust	3,000	413,130
Vanguard Mega Cap 300 ETF	38,000	1,803,480
		15,748,510
AdvisorOne Funds Quarterly Report

Schedule of Investments - Descartes Fund (Continued)
July 31, 2012 (Unaudited)
	Shares	Value
Large Cap Growth - 20.03%
Guggenheim S&P 500 Pure Growth ETF	24,000	$ 1,115,760
iShares Morningstar Large Growth Index Fund	70,000	5,293,400
iShares Russell 1000 Growth Index Fund	299,000	19,118,060
iShares S&P 500 Growth Index Fund	29,000	2,169,780
Vanguard Mega Cap 300 Growth ETF	102,000	5,526,360
		33,223,360
Large Cap Value - 10.17%
iShares High Dividend Equity Fund	25,000	1,532,750
iShares Morningstar Large Value Index Fund	61,000	3,828,360
iShares Russell 1000 Value Index Fund	78,000	5,367,180
iShares Russell Top 200 Value Index Fund	14,000	418,670
iShares S&P 500 Value Index Fund	67,000	4,207,600
PowerShares S&P 500 Low Volatility Portfolio	26,000	729,820
Vanguard Mega Cap 300 Value ETF	19,000	785,460
		16,869,840
Mid Cap Blend - 2.39%
iShares Morningstar Mid Core Index Fund	43,000	3,960,033

Mid Cap Growth - 5.16%
iShares Morningstar Mid Growth Index Fund	8,000	808,160
iShares Russell Midcap Growth Index Fund	131,000	7,747,340
		8,555,500
Mid Cap Value - 1.59%
Guggenheim S&P 500 Pure Value ETF	57,000	1,655,280
iShares Dow Jones Select Dividend Index Fund	4,000	229,480
iShares Morningstar Mid Value Index Fund	10,000	760,680
		2,645,440
Small Cap Growth - 2.92%
iShares Morningstar Small Growth Index Fund	16,000	1,422,080
iShares Russell 2000 Growth Index Fund	38,000	3,411,640
		4,833,720
Small Cap Value - 0.30%
iShares Morningstar Small Value Index Fund	6,000	503,040

Specialty - 28.30%
Guggenheim S&P 500 Equal Weight Technology ETF	9,000	470,340
iPath S&P 500 VIX Mid-Term Futures ETN *	7,000	296,380
iShares Dow Jones US Financial Sector Index Fund	65,000	3,598,400
iShares Dow Jones US Healthcare Sector Index Fund	30,000	2,409,600
iShares Dow Jones US Industrial Sector Index Fund	11,000	749,540
iShares Dow Jones US Insurance Index Fund	52,000	1,553,755
iShares Dow Jones US Oil & Gas Exploration & Production Index Fund	18,000	1,080,180
iShares Dow Jones US Oil Equipment & Services Index Fund	22,000	1,108,800
iShares Dow Jones US Real Estate Index Fund	5,000	327,150
iShares Dow Jones US Telecommunications Sector Index Fund	112,000	2,667,840

AdvisorOne Funds Quarterly Report

Schedule of Investments - Descartes Fund (Continued)
July 31, 2012 (Unaudited)
	Shares	Value
Specialty - 28.30% (continued)
iShares S&P Global Consumer Staples Sector Index Fund	1,000	$ 72,200
iShares S&P Global Energy Sector Index Fund	112,000	4,160,800
iShares S&P Global Healthcare Sector Index Fund	17,000	1,040,400
iShares S&P Global Industrials Sector Index Fund	28,000	1,402,240
iShares S&P Global Technology Sector Index Fund	154,000	10,050,040
iShares S&P Global Telecommunications Sector Index Fund	11,000	653,730
iShares S&P North American Technology Index Fund	6,000	394,200
iShares S&P North American Technology-Multimedia Networking Index Fund	34,000	834,700
iShares S&P North American Technology-Software Index Fund	74,000	4,397,080
PowerShares DB US Dollar Index Bullish Fund *	34,000	772,140
PowerShares KBW Regional Banking Portfolio	13,000	352,950
PowerShares S&P SmallCap Energy Portfolio	8,000	257,600
PowerShares S&P SmallCap Information Technology Portfolio	24,000	697,200
ProShares Short MSCI EAFE *	14,000	678,300
SPDR Energy Select Sector Fund	34,000	2,368,100
SPDR S&P Regional Banking ETF	46,000	1,237,860
SPDR Technology Select Sector Fund	108,000	3,160,080
WisdomTree Dreyfus Emerging Currency Fund *	7,000	141,960
		46,933,565

Total Equity Funds (cost $141,243,419)		150,490,062

Money Market Funds - 4.16%
Fifth Third Institutional Money Market Fund	6,893,050	6,893,050
Total Money Market Funds (cost $6,893,050)		6,893,050

Total Investments (cost $155,800,772)(a) - 99.61%		$ 165,192,032
Assets In Excess of Other Liabilities - 0.39%		640,400
NET ASSETS - 100.00%		$ 165,832,432

*Non-income producing security.

BRIC - Brazil, Russia, India, China
DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
KBW - Keefe, Bruyette & Woods
MBS - Mortgage Backed Security
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

AdvisorOne Funds Quarterly Report

Schedule of Investments - Descartes Fund (Continued)
July 31, 2012 (Unaudited)

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation)
of securities as follows:
Unrealized appreciation:		$ 12,026,583
Unrealized depreciation:		(2,635,323)
Net unrealized appreciation:		$ 9,391,260

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

AdvisorOne Funds Quarterly Report

Schedule of Investments - Descartes Fund (Continued)
July 31, 2012 (Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Bond Funds	$ 7,808,920	$ -	$ -	$ 7,808,920
Equity Funds	150,490,062	-	-	150,490,062
Money Market Funds	6,893,050	-	-	6,893,050
Total	$ 165,192,032	$ -	$ -	$ 165,192,032

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 & Level 2 during the period.  It is the fund’s policy to recognize transfers into and out of Level 1 & Level 2 at the end of the reporting period.

Exchange Traded Funds

The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

AdvisorOne Funds Quarterly Report

Schedule of Investments - Liahona Fund
July 31, 2012 (Unaudited)
	Shares	Value
Bond Funds - 13.38%
iShares Barclays 1-3 Year Credit Bond Fund	18,000	$ 1,895,040
iShares Barclays 3-7 Year Treasury Bond Fund	28,000	3,465,280
iShares Barclays 7-10 Year Treasury Bond Fund	26,000	2,841,280
iShares Barclays 20+ Year Treasury Bond Fund	21,000	2,723,700
iShares Barclays Credit Bond Fund	25,000	2,844,500
iShares Barclays Government/Credit Bond Fund	1,000	116,660
iShares Barclays Intermediate Credit Bond Fund	10,000	1,106,481
iShares Barclays MBS Bond Fund	3,000	327,150
iShares Barclays Short Treasury Bond Fund	16,000	1,763,360
iShares Barclays TIPS Bond Fund	7,000	850,080
iShares Financials Sector Bond Fund	7,000	365,610
iShares iBoxx $ High Yield Corporate Bond Fund	54,000	4,951,800
iShares iBoxx $ Investment Grade Corporate Bond Fund	30,000	3,638,400
iShares JPMorgan USD Emerging Markets Bond Fund	7,000	829,850
PIMCO Enhanced Short Maturity Strategy Fund	21,000	2,127,510
SPDR Barclays Capital High Yield Bond ETF	22,000	877,360
Total Bond Funds (cost $29,062,759)		30,724,061

Equity Funds - 82.04%
Emerging Markets - 2.69%
iShares MSCI All Country Asia ex Japan Index Fund	37,000	1,960,260
iShares MSCI Emerging Markets Small Cap Index Fund	8,000	337,344
iShares MSCI Taiwan Index Fund	63,000	767,340
iShares S&P Emerging Markets Infrastructure Index Fund	9,000	297,450
iShares MSCI Emerging Markets Minimum Volatility Index Fund	4,000	221,040
Vanguard MSCI Emerging Markets ETF	65,000	2,601,300
		6,184,734
International Equity - 6.12%
iShares MSCI All Country World Minimum Volatility Index Fund	34,000	1,887,680
iShares MSCI EAFE Minimum Volatility Index Fund	9,000	468,234
iShares MSCI EAFE Small Cap Index Fund	2,000	71,420
iShares MSCI EMU Index Fund	6,000	163,080
iShares MSCI Germany Index Fund	62,000	1,253,020
iShares MSCI Japan Index Fund	436,000	3,919,640
iShares MSCI Netherlands Investable Market Index Fund	5,000	87,450
iShares MSCI Pacific ex-Japan Index Fund	10,000	428,200
iShares MSCI Switzerland Index Fund	52,000	1,210,560
iShares MSCI United Kingdom Index Fund	237,000	3,893,910
Vanguard MSCI Europe ETF	4,000	171,880
Vanguard MSCI Pacific ETF	10,000	496,700
		14,051,774

AdvisorOne Funds Quarterly Report

Schedule of Investments - Liahona Fund (Continued)
July 31, 2012 (Unaudited)
	Shares	Value
Large Cap Blend - 17.69%
Guggenheim Russell Top 50 ETF	29,000	$ 2,975,980
iShares Morningstar Large Core Index Fund	61,000	4,809,240
iShares MSCI USA Minimum Volatility Index Fund	34,000	1,003,000
iShares S&P 100 Index Fund	172,000	10,958,120
iShares S&P 500 Index Fund	80,000	11,084,000
PowerShares S&P 500 High Quality Portfolio	96,000	1,459,968
SPDR S&P 500 ETF Trust	51,000	7,023,210
Vanguard Mega Cap 300 ETF	28,000	1,328,880
		40,642,398
Large Cap Growth - 19.82%
iShares Morningstar Large Growth Index Fund	128,000	9,679,360
iShares Russell 1000 Growth Index Fund	252,000	16,112,880
iShares Russell 3000 Growth Index Fund	21,000	1,093,050
iShares S&P 500 Growth Index Fund	139,000	10,399,980
Vanguard Growth ETF	66,000	4,546,740
Vanguard Mega Cap 300 Growth ETF	68,000	3,684,240
		45,516,250
Large Cap Value - 11.15%
Guggenheim S&P 500 Pure Value ETF	43,000	1,248,720
iShares High Dividend Equity Fund	53,000	3,249,430
iShares Morningstar Large Value Index Fund	190,000	11,924,400
iShares Russell 1000 Value Index Fund	86,000	5,917,660
iShares S&P 500 Value Index Fund	17,000	1,067,600
PowerShares S&P 500 Low Volatility Portfolio	53,000	1,487,710
Vanguard Mega Cap 300 Value ETF	17,000	702,780
		25,598,300
Mid Cap Blend - 0.40%
iShares Morningstar Mid Core Index Fund	10,000	920,938

Mid Cap Growth - 2.31%
iShares Morningstar Mid Growth Index Fund	25,000	2,525,500
iShares Russell Midcap Growth Index Fund	47,000	2,779,580
		5,305,080
Mid Cap Value - 0.53%
iShares Dow Jones Select Dividend Index Fund	16,000	917,920
iShares Morningstar Mid Value Index Fund	4,000	304,272
		1,222,192
Small Cap Blend - 0.27%
iShares Russell 2000 Index Fund	8,000	626,800

AdvisorOne Funds Quarterly Report

Schedule of Investments - Liahona Fund (Continued)
July 31, 2012 (Unaudited)
	Shares	Value
Small Cap Growth - 1.44%
iShares Morningstar Small Growth Index Fund	13,000	$ 1,155,440
iShares Russell 2000 Growth Index Fund	24,000	2,154,720
		3,310,160
Small Cap Value - 0.36%
iShares Morningstar Small Value Index Fund	4,000	335,360
iShares Russell 2000 Value Index Fund	7,000	486,570
		821,930
Specialty - 19.26%
iPath S&P 500 VIX Mid-Term Futures ETN *	18,000	762,120
iShares Dow Jones US Basic Materials Sector Index Fund	1,000	63,720
iShares Dow Jones US Financial Sector Index Fund	31,000	1,716,160
iShares Dow Jones US Healthcare Sector Index Fund	71,000	5,702,720
iShares Dow Jones US Industrial Sector Index Fund	2,000	136,280
iShares Dow Jones US Oil & Gas Exploration & Production Index Fund	11,000	660,110
iShares Dow Jones US Oil Equipment & Services Index Fund	11,000	554,400
iShares Dow Jones US Pharmaceuticals Index Fund	6,000	524,040
iShares Dow Jones US Real Estate Index Fund	13,000	850,590
iShares Dow Jones US Telecommunications Sector Index Fund	223,000	5,311,860
iShares S&P Global Consumer Staples Sector Index Fund	2,000	144,400
iShares S&P Global Energy Sector Index Fund	83,000	3,083,450
iShares S&P Global Healthcare Sector Index Fund	46,000	2,815,200
iShares S&P Global Industrials Sector Index Fund	6,000	300,480
iShares S&P Global Materials Sector Index Fund	1,000	54,870
iShares S&P Global Technology Sector Index Fund	54,000	3,524,040
iShares S&P Global Telecommunications Sector Index Fund	40,000	2,377,200
iShares S&P Global Timber & Forestry Index Fund	1,000	37,780
iShares S&P North American Technology Sector Index Fund	12,000	788,400
iShares S&P North American Technology-Multimedia Networking Index Fund	66,000	1,620,300
iShares S&P North American Technology-Software Index Fund	28,000	1,663,760
PowerShares DB US Dollar Index Bullish Fund *	319,000	7,244,490
PowerShares KBW Regional Banking Portfolio	10,000	271,500
PowerShares S&P SmallCap Information Technology Portfolio	34,000	987,700
ProShares Short MSCI EAFE *	14,000	678,300
SPDR S&P Regional Banking ETF	42,000	1,130,220
SPDR Utilities Select Sector Fund	10,000	379,200
WisdomTree Dreyfus Emerging Currency Fund	42,000	851,760
		44,235,050

Total Equity Funds (cost $172,453,994)		188,435,606

AdvisorOne Funds Quarterly Report

Schedule of Investments - Liahona Fund (Continued)
July 31, 2012 (Unaudited)
	Shares	Value
Money Market Funds - 4.67%
Fifth Third Institutional Money Market Fund	10,736,632	$ 10,736,632
Total Money Market Funds (cost $10,736,632)		10,736,632

Total Investments (cost $212,253,385)(a) - 100.09%		$ 229,896,299
Liabilities In Excess of Other Assets - (0.09)%		(204,522)
NET ASSETS - 100.00%		$ 229,691,777

*Non-income producing security.

BRIC - Brazil, Russia, India, China
DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
KBW - Keefe, Bruyette & Woods
MBS - Mortgage Backed Security
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation)
of securities as follows:
Unrealized appreciation:		$ 19,750,097
Unrealized depreciation:		(2,107,183)
Net unrealized appreciation:		$ 17,642,914

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

AdvisorOne Funds Quarterly Report

Schedule of Investments - Liahona Fund (Continued)
July 31, 2012 (Unaudited)

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

AdvisorOne Funds Quarterly Report

Schedule of Investments - Liahona Fund (Continued)
July 31, 2012 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Bond Funds	$ 30,724,061	$ -	$ -	$ 30,724,061
Equity Funds	188,435,606	-	-	188,435,606
Money Market Funds	10,736,632	-	-	10,736,632
Total	$ 229,896,299	$ -	$ -	$ 229,896,299

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 & Level 2 during the period.  It is the fund’s policy to recognize transfers into and out of Level 1 & Level 2 at the end of the reporting period.

Exchange Traded Funds

The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

AdvisorOne Funds Quarterly Report

Schedule of Investments - Enhanced Income Fund
July 31, 2012 (Unaudited)
	Shares	Value
Common Stock - 1.41%
Miscellaneous Manufacturing - 0.53%
General Electric Co. +	21,000	$ 435,750

Oil & Gas - 0.88%
ConocoPhillips +	5,500	299,420
Exxon Mobil Corp. +	5,000	434,250
		733,670

Total Common Stock (cost $1,058,832)		1,169,420

Bond Funds - 6.61%
iShares iBoxx $ High Yield Corporate Bond Fund	60,000	5,502,000
Total Bond Funds (cost $5,068,884)		5,502,000

Equity Funds - 90.54%
Emerging Markets - 3.84%
iShares FTSE China 25 Index Fund +	42,000	1,436,820
iShares MSCI Emerging Markets Index Fund +	45,000	1,760,400
		3,197,220
International Equity - 1.00%
iShares MSCI Germany Index Fund +	41,300	834,673

Large Cap Blend - 42.46%
iShares S&P 500 Index Fund +	125,000	17,318,750
SPDR S&P 500 ETF Trust +	131,000	18,040,010
		35,358,760
Mid Cap Blend - 3.50%
SPDR S&P MidCap 400 ETF Trust +	17,000	2,911,420

Small Cap Blend - 3.29%
iShares Russell 2000 Index Fund +	35,000	2,742,250

Specialty - 36.45%
iShares Dow Jones US Real Estate Index Fund +	38,000	2,486,340
ProShares Short Dow30 * +	56,500	2,002,360
ProShares Short Russell2000 * +	119,000	3,197,530
ProShares Short S&P500 * +	532,000	19,114,760
SPDR Energy Select Sector Fund +	9,000	626,850
SPDR S&P Bank ETF +	34,000	738,480
SPDR S&P Biotech ETF *	9,400	844,872
SPDR S&P Metals & Mining ETF +	2,000	79,600
SPDR Technology Select Sector Fund +	43,000	1,258,180
		30,348,972

Total Equity Funds (cost $75,510,391)		75,393,295
AdvisorOne Funds Quarterly Report

Schedule of Investments - Enhanced Income Fund (Continued)
July 31, 2012 (Unaudited)
	Shares	Value
Money Market Funds - 2.14%
Fifth Third Institutional Money Market Fund	1,783,793	$ 1,783,793
Total Money Market Funds (cost $1,783,793)		1,783,793

Total Investments (cost $83,421,900)(a) - 100.70%		$ 83,848,508
Liabilities in Excess of Other Assets - (0.70)%		(579,339)
NET ASSETS - 100.00%		$ 83,269,169

*Non-income producing security.
+ Subject to written options.
The market value of securities held to cover written call options at July 31, 2012 was $42,103,639

BRIC - Brazil, Russia, India, China
DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
KBW - Keefe, Bruyette & Woods
MBS - Mortgage Backed Security
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation)
of securities as follows:
Unrealized appreciation:		$ 3,527,015
Unrealized depreciation:		(3,100,407)
Net unrealized appreciation:		$ 426,608

	Contracts**	Value
Schedule of Call Options Written *
ConocoPhillips Call	20	$ 340
August 2012, Exercise Price $57.50
ConocoPhillips Call	5	25
August 2012, Exercise Price $60
Exxon Mobil Corp. Call	15	270
August 2012, Exercise Price $90
General Electric Co. Call	115	345
August 2012, Exercise Price $22
iShares Dow Jones US Real Estate Index Fund Call	70	1,890
August 2012, Exercise Price $67
iShares Dow Jones US Real Estate Index Fund Call	125	1,250
August 2012, Exercise Price $68
iShares Dow Jones US Real Estate Index Fund Call	20	60
August 2012, Exercise Price $69
AdvisorOne Funds Quarterly Report

Schedule of Investments - Enhanced Income Fund (Continued)
July 31, 2012 (Unaudited)
	Contracts**	Value
Schedule of Call Options Written * (Continued)
iShares FTSE China 25 Index Fund Call	240	$ 4,320
August 2012, Exercise Price $36
iShares FTSE China 25 Index Fund Call	50	500
August 2012, Exercise Price $37
iShares MSCI Emerging Markets Index Fund Call	125	3,750
August 2012, Exercise Price $40.50
iShares MSCI Emerging Markets Index Fund Call	100	1,900
August 2012, Exercise Price $41
iShares MSCI Emerging Markets Index Fund Call	120	1,440
August 2012, Exercise Price $41.50
iShares MSCI Germany Index Fund Call	50	800
August 2012, Exercise Price $21
iShares MSCI Germany Index Fund Call	150	2,250
September 2012, Exercise Price $22
iShares Russell 2000 Index Fund Call	200	5,400
August 2012, Exercise Price $82
iShares Russell 2000 Index Fund Call	80	1,120
August 2012, Exercise Price $83
iShares Russell 2000 Index Fund Call	40	320
August 2012, Exercise Price $84
iShares S&P 500 Index Fund Call	150	10,500
August 2012, Exercise Price $142
iShares S&P 500 Index Fund Call	300	12,000
August 2012, Exercise Price $143
ProShares Short Dow30 Call	350	2,625
August 2012, Exercise Price $38
ProShares Short Russell2000 Call	200	3,500
August 2012, Exercise Price $28
ProShares Short Russell2000 Call	500	11,250
September 2012, Exercise Price $30
ProShares Short S&P500 Call	2,363	11,815
August 2012, Exercise Price $39
ProShares Short S&P500 Call	750	7,500
September 2012, Exercise Price $41
SPDR Energy Select Sector Fund Call	30	1,800
August 2012, Exercise Price $71.50
SPDR Energy Select Sector Fund Call	20	940
August 2012, Exercise Price $72
SPDR Energy Select Sector Fund Call	10	240
August 2012, Exercise Price $73
SPDR Energy Select Sector Fund Call	8	104
August 2012, Exercise Price $74
AdvisorOne Funds Quarterly Report

Schedule of Investments - Enhanced Income Fund (Continued)
July 31, 2012 (Unaudited)
	Contracts**	Value
Schedule of Call Options Written * (Continued)
SPDR S&P 500 ETF Trust Call	200	$ 9,400
August 2012, Exercise Price $142
SPDR S&P 500 ETF Trust Call	250	7,750
August 2012, Exercise Price $143
SPDR S&P 500 ETF Trust Call	225	4,275
August 2012, Exercise Price $144
SPDR S&P 500 ETF Trust Call	100	1,200
August 2012, Exercise Price $145
SPDR S&P Bank ETF Call	100	1,500
September 2012, Exercise Price $23
SPDR S&P Metals & Mining ETF Call	10	720
August 2012, Exercise Price $41
SPDR S&P Metals & Mining ETF Call	5	15
August 2012, Exercise Price $45
SPDR S&P MidCap 400 ETF Trust Call	35	1,750
August 2012, Exercise Price $178
SPDR S&P MidCap 400 ETF Trust Call	50	1,250
August 2012, Exercise Price $179
SPDR S&P MidCap 400 ETF Trust Call	25	250
August 2012, Exercise Price $181
SPDR S&P MidCap 400 ETF Trust Call	15	150
August 2012, Exercise Price $182
SPDR Technology Select Sector Fund Call	285	5,130
August 2012, Exercise Price $30
Total Call Options Written (Proceeds $119,524)		$ 121,644

** Each option contract allows the holder of the option to purchase or sell 50 or 100 shares of the underlying security.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

AdvisorOne Funds Quarterly Report

Schedule of Investments - Enhanced Income Fund (Continued)
July 31, 2012 (Unaudited)

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

AdvisorOne Funds Quarterly Report

Schedule of Investments - Enhanced Income Fund (Continued)
July 31, 2012 (Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 1,169,420	$ -	$ -	$ 1,169,420
Bond Funds	5,502,000	-	-	5,502,000
Equity Funds	75,393,295	-	-	75,393,295
Money Market Funds	1,783,793	-	-	1,783,793
Total	$ 83,848,508	$ -	$ -	$ 83,848,508
Liabilities	Level 1	Level 2	Level 3	Total
Call Options Written	$ 121,644	$ -	$ -	$ 121,644
Total	$ 121,644	$ -	$ -	$ 121,644

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 & Level 2 during the period.  It is the fund’s policy to recognize transfers into and out of Level 1 & Level 2 at the end of the reporting period.

Exchange Traded Funds

The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Options Transactions
The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against this risk.

The Funds may write call options only if they (i) own an offsetting position in the underlying security or (ii) have an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.

AdvisorOne Funds Quarterly Report

Schedule of Investments - Flexible Income Fund
July 31, 2012 (Unaudited)
	Shares	Value
Bond Funds - 49.41%
iShares Barclays 1-3 Year Credit Bond Fund	3,725	$ 392,168
iShares Barclays Agency Bond Fund	3,275	373,055
iShares Barclays Aggregate Bond Fund	101,751	11,456,145
iShares Barclays Credit Bond Fund	32,925	3,746,207
iShares Barclays Intermediate Credit Bond Fund	83,180	9,203,709
iShares Barclays MBS Bond Fund	5,475	597,049
iShares iBoxx $ High Yield Corporate Bond Fund	153,555	14,080,993
iShares iBoxx $ Investment Grade Corporate Bond Fund	31,725	3,847,608
iShares S&P National Municipal Bond Fund	7,725	865,756
iShares S&P Short Term National AMT-Free Municipal Bond Fund	8,300	889,345
iShares S&P US Preferred Stock Index Fund	17,275	680,808
PowerShares Financial Preferred Portfolio	36,250	662,288
SPDR Barclays Capital Aggregate Bond ETF	15,550	921,959
SPDR Barclays Capital High Yield Bond ETF	351,700	14,025,796
SPDR Barclays Capital Intermediate Term Corporate Bond ETF	25,800	891,648
SPDR Barclays Capital Mortgage Backed Bond ETF	9,675	270,126
SPDR DB International Government Inflation-Protected Bond ETF	32,000	1,928,320
SPDR Nuveen Barclays Capital California Municipal Bond ETF	18,000	448,020
Vanguard Intermediate-Term Corporate Bond ETF	20,300	1,765,694
Vanguard Mortgage-Backed Securities ETF	3,300	173,613
Vanguard Short-Term Corporate Bond ETF	7,075	564,019
Vanguard Total Bond Market ETF	42,735	3,642,304
Total Bond Funds (cost $67,985,523)		71,426,630
	Principal ($)
Corporate Bonds - 10.81%
Bank of America Corp., 5.42%, due 3/15/17	$ 1,000,000	1,051,653
Corning, Inc., 6.20%, due 3/15/16	345,000	389,576
Electricite de France SA, 6.50%, due 1/26/19 *	1,000,000	1,187,249
Enogex, LLC, 6.25%, due 3/15/20 *	100,000	113,658
General Mills, Inc., 5.65%, due 2/15/19	2,429,000	2,954,500
Goldman Sachs Group, Inc., 5.95%, due 1/15/27	1,000,000	1,001,884
Israel Electric Corp Ltd., 7.25%, due 1/15/19 *	1,000,000	1,056,220
Israel Electric Corp Ltd., zero coupon, due 1/17/18 *	1,100,000	891,000
Mutual of Omaha Insurance Co., 6.80%, due 6/15/36 *	200,000	233,714
President and Fellows of Harvard College, 6.30% due 10/1/37	900,000	1,060,362
Prudential Insurance Co. of America, 8.30%, due 7/1/25 *	1,200,000	1,615,924
Safeway, Inc., 5.00%, due 8/15/19	2,000,000	2,042,752
Wells Fargo & Co., zero coupon, due 3/4/13	2,000,000	2,031,066
Total Corporate Bonds (cost $15,168,543)		15,629,558
AdvisorOne Funds Quarterly Report

Schedule of Investments - Flexible Income Fund (Continued)
July 31, 2012 (Unaudited)
	Principal ($)	Value
U.S. Government and Agency Obligations - 30.40%
Fannie Mae Benchmark, 4.00%, due 6/25/21	$ 173,020	$ 175,193
Federal Farm Credit Bank, 5.25%, due 12/28/27	1,000,000	1,291,313
Federal Home Loan Bank, 2.90%, due 4/20/17	466,075	482,988
FGLMC, 4.50%, due 2/1/41	850,058	916,685
FGLMC, 5.50%, due 6/1/34	842,017	925,750
FGLMC, 6.00%, due 5/1/37	541,420	596,530
FGLMC, 6.50%, due 9/1/38	197,431	225,220
FGLMC, 6.50%, due 3/1/39	832,844	950,068
FGLMC, 6.50%, due 4/1/39	163,748	186,904
FNCL, 3.50%, due 12/1/30	790,442	843,652
FNCL, 3.50%, due 7/1/32	1,001,890	1,070,843
FNCL, 4.00%, due 2/1/40	740,595	794,411
FNCL, 4.00%, due 10/1/40	753,802	809,056
FNCL, 4.00%, due 6/1/41	927,108	995,057
FNCL, 4.00%, due 9/1/41	1,664,521	1,787,036
FNCL, 4.00%, due 12/1/41	919,418	987,090
FNCL, 5.00%, due 10/1/39	64,833	70,648
FNCL, 5.00%, due 11/1/39	807,906	880,365
FNCL, 5.00%, due 2/1/40	1,409,135	1,542,562
FNCL, 5.50%, due 12/1/39	641,427	703,909
FNCL, 5.50%, due 4/1/40	757,298	838,641
FNCL, 6.00%, due 12/1/35	1,096,802	1,217,621
FNCL, 6.00%, due 12/1/38	517,015	570,413
FNCL, 6.50%, due 7/1/37	59,122	67,405
FNCL, 6.50%, due 12/1/37	36,409	41,510
FNCL, 6.50%, due 10/1/39	159,602	182,163
FNMA, 1.05%, due 3/21/16	1,000,000	1,000,736
FNMA, 2.00%, due 8/28/20	1,000,000	1,009,794
FNMA, 5.38%, due 11/13/28	1,000,000	1,106,518
Freddie Mac, 2.00%, due 3/12/20	1,000,000	1,006,903
Freddie Mac, 5.40%, due 3/17/21	750,000	863,086
GNMA, 3.50%, due 7/16/39	615,133	653,662
GNMA, 4.00%, due 2/20/39	871,145	926,745
United States Treasury Bond, 7.875%, due 2/15/21	1,000,000	1,542,031
United States Treasury Bond, 10.625%, due 8/15/15	500,000	655,625
United States Treasury Inflation Indexed Bond, 1.125%, due 1/15/21	2,000,000	2,453,737
United States Treasury Note, 2.125%, due 11/30/14	1,475,000	1,539,416
AdvisorOne Funds Quarterly Report

Schedule of Investments - Flexible Income Fund (Continued)
July 31, 2012 (Unaudited)
	Principal ($)	Value
U.S. Government and Agency Obligations - 30.40% (continued)
United States Treasury Note, 2.375%, due 9/30/14	$ 25,000	$ 26,166
United States Treasury Note, 2.375%, due 10/31/14	625,000	654,883
United States Treasury Note, 2.625%, due 6/30/14	100,000	104,605
United States Treasury Note, 2.625%, due 4/30/16	1,000,000	1,082,734
United States Treasury Note, 2.625%, due 11/15/20	1,000,000	1,111,875
United States Treasury Note, 2.75%, due 10/31/13	175,000	180,544
United States Treasury Note, 4.00%, due 2/15/15	1,000,000	1,094,375
United States Treasury Note, 4.125%, due 8/31/12	1,000,000	1,003,242
United States Treasury Note, 4.125%, due 5/15/15	1,000,000	1,106,172
United States Treasury Note, 4.25%, due 11/15/13	175,000	184,099
United States Treasury Note, 4.25%, due 11/15/17	2,500,000	2,965,625
United States Treasury Note, 4.50%, due 5/15/17	1,000,000	1,184,688
United States Treasury Note, 4.75%, due 5/15/14	125,000	135,093
United States Treasury Note, 4.75%, due 8/15/17	1,000,000	1,205,078
Total U.S. Government and Agency Obligations (cost $41,469,308)		43,950,465
	Shares
Money Market Funds - 9.08%
Fifth Third Institutional Money Market Fund	13,116,533	13,116,533
Total Money Market Funds (cost $13,116,533)		13,116,533

Total Investments (cost $137,739,907) (a) - 99.70%		$ 144,123,186
Other Assets In Excess of Liabilities - 0.30%		434,202
NET ASSETS - 100.00%		$ 144,557,388

* 144A security.

BRIC - Brazil, Russia, India, China
DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
KBW - Keefe, Bruyette & Woods
MBS - Mortgage Backed Security
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

AdvisorOne Funds Quarterly Report

Schedule of Investments - Flexible Income Fund (Continued)
July 31, 2012 (Unaudited)
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation)
of securities as follows:
Unrealized appreciation:		6,492,722
Unrealized depreciation:		(109,443)
Net unrealized appreciation:		6,383,279

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

AdvisorOne Funds Quarterly Report

Schedule of Investments - Flexible Income Fund (Continued)
July 31, 2012 (Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Bond Funds	$ 71,426,630	$ -	$ -	$ 71,426,630
Corporate Bonds	-	15,629,558	-	15,629,558
US Government & Agency Obligations	-	43,950,465	-	43,950,465
Money Market Funds	13,116,533	-	-	13,116,533
Total	$ 84,543,163	$ 59,580,023	$ -	$ 144,123,186

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 & Level 2 during the period.  It is the fund’s policy to recognize transfers into and out of Level 1 & Level 2 at the end of the reporting period.

Exchange Traded Funds

The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

AdvisorOne Funds Quarterly Report

Schedule of Investments - Select Appreciation Fund
July 31, 2012 (Unaudited)
	Shares	Value

Common Stock - 0.82%
Oil & Gas - 0.82%
ConocoPhillips	2,500	$ 136,100
Exxon Mobil Corp.	5,500	477,675
Philips 66	1,000	37,600
Total Common Stock (cost $548,006)		651,375

Bond Funds - 1.15%
iShares iBoxx $ High Yield Corporate Bond Fund	10,000	917,000
Total Bond Funds (cost $918,347)		917,000

Equity Funds - 97.19%
Commodity Funds - 2.78%
PowerShares DB Gold Fund *	20,000	1,112,400
PowerShares DB Precious Metals Fund *	20,000	1,097,000
		2,209,400
Emerging Markets - 7.63%
iShares MSCI All Country Asia ex Japan Index Fund	5,000	264,900
iShares MSCI Emerging Markets Index Fund	30,000	1,173,600
iShares S&P Latin America 40 Index Fund	15,000	630,300
Vanguard MSCI Emerging Markets ETF	100,000	4,002,000
		6,070,800
International Equity - 1.95%
iShares MSCI Canada Index Fund	10,000	262,900
iShares MSCI Pacific ex-Japan Index Fund	30,000	1,284,600
		1,547,500
Large Cap Blend - 22.33%
Barclays ETN+Long C Leveraged ETN Linked to S&P 500 *	65,000	10,435,750
SPDR S&P 500 ETF Trust	48,000	6,610,080
Vanguard Total Stock Market ETF	10,000	703,100
		17,748,930
Large Cap Growth - 5.71%
PowerShares QQQ Trust Series 1	70,000	4,536,000

Large Cap Value - 9.78%
iShares High Dividend Equity Fund	50,000	3,065,500
RevenueShares Large Cap Fund	20,000	505,800
SPDR Dow Jones Industrial Average ETF	15,000	1,946,850
SPDR S&P Dividend ETF	40,000	2,260,000
		7,778,150
Mid Cap Blend - 29.95%
iShares Russell Midcap Index Fund	55,000	5,809,100
iShares S&P MidCap 400 Index Fund	42,000	3,949,680
SPDR S&P MidCap 400 ETF Trust	68,000	11,645,680
Vanguard Extended Market ETF	43,000	2,408,430
		23,812,890
AdvisorOne Funds Quarterly Report

Schedule of Investments - Select Appreciation Fund
July 31, 2012 (Unaudited)
	Shares	Value

Mid Cap Value - 2.89%
iShares Dow Jones Select Dividend Index Fund	40,000	$ 2,294,800

Small Cap Blend - 9.86%
iPath Long Extended Russell 2000 TR Index ETN *	10,000	623,300
iShares Russell 2000 Index Fund	40,000	3,134,000
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	5,000	317,700
Vanguard Small Cap ETF	50,000	3,764,000
		7,839,000
Small Cap Value - 0.72%
RevenueShares Small Cap Fund	17,000	571,710

Specialty - 3.59%
Market Vectors Gold Miners ETF	10,000	427,800
SPDR Consumer Discretionary Select Sector Fund	1,000	43,540
SPDR Consumer Staples Select Sector Fund	10,000	356,300
SPDR Energy Select Sector Fund	1,000	69,650
SPDR Financial Select Sector Fund	1,000	14,660
SPDR Health Care Select Sector Fund	1,000	38,390
SPDR Industrial Select Sector Fund	1,000	35,810
SPDR Materials Select Sector Fund	1,000	34,840
SPDR Technology Select Sector Fund	1,000	29,260
SPDR Utilities Select Sector Fund	1,000	37,920
SPDR S&P Biotech ETF *	10,000	898,800
SPDR S&P Pharmaceuticals ETF	15,000	867,450
		2,854,420

Total Equity Funds (cost $68,994,313)		77,263,600

Money Market Funds - 1.60%
Fifth Third Institutional Money Market Fund	1,268,171	1,268,171
Total Money Market Funds (cost $1,268,171)		1,268,171

Total Investments (cost $71,728,837)(a) - 100.76%		$ 80,100,146
Liabilities In Excess of Other Assets - (0.76)%		(604,997)
NET ASSETS - 100.00%		$ 79,495,149

*Non-income producing security.

BRIC - Brazil, Russia, India, China
DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
AdvisorOne Funds Quarterly Report

Schedule of Investments - Select Appreciation Fund
July 31, 2012 (Unaudited)

KBW - Keefe, Bruyette & Woods
MBS - Mortgage Backed Security
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation)
of securities as follows:
Unrealized appreciation:		$ 8,951,195
Unrealized depreciation:		(579,886)
Net unrealized appreciation:		$ 8,371,309

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

AdvisorOne Funds Quarterly Report

Schedule of Investments - Select Appreciation Fund
July 31, 2012 (Unaudited)

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 651,375	$ -	$ -	$ 651,375
Bond Funds	917,000	-	-	917,000
Equity Funds	77,263,600	-	-	77,263,600
Money Market Funds	1,268,171	-	-	1,268,171
Total	$ 80,100,146	$ -	$ -	$ 80,100,146

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 & Level 2 during the period.  It is the fund’s policy to recognize transfers into and out of Level 1 & Level 2 at the end of the reporting period.

Exchange Traded Funds

The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

AdvisorOne Funds Quarterly Report

Schedule of Investments - Shelter Fund
July 31, 2012 (Unaudited)
	Shares	Value
Bond Funds - 3.62%
iShares Barclays 1-3 Year Treasury Bond Fund	25,000	$ 2,113,250
Total Bond Funds (cost $2,110,625)		2,113,250

Equity Funds - 29.44%
Emerging Markets - 1.44%
iShares MSCI Emerging Markets Index Fund	10,665	417,215
Vanguard MSCI Emerging Markets Index Fund	10,590	423,812
		841,027
Large Cap Blend - 25.09%
iShares S&P 500 Index Fund	52,880	7,326,524
SPDR S&P 500 ETF Trust	53,120	7,315,155
		14,641,679
Mid Cap Blend - 1.45%
iShares Russell Midcap Index Fund	3,990	421,424
Vanguard Mid-Cap ETF	5,520	426,089
		847,513
Small Cap Blend - 1.46%
iShares Russell 2000 Index Fund	5,345	418,780
Vanguard Small-Cap ETF	5,715	430,225
		849,005

Total Equity Funds (cost $17,374,296)		17,179,224
	Principal ($)
U.S. Government and Agency Obligations - 64.25%
United States Treasury Bond, zero coupon due 8/15/13	$ 4,000,000	3,993,276
United States Treasury Bond, zero coupon due 11/15/13	4,000,000	3,989,632
United States Treasury Bond, zero coupon due 2/15/14	3,000,000	2,990,166
United States Treasury Bond, zero coupon due 5/15/14	2,000,000	1,991,668
United States Treasury Bond, zero coupon due 8/15/14	2,000,000	1,990,648
United States Treasury Bond, zero coupon due 11/15/14	2,000,000	1,988,254
United States Treasury Bond, zero coupon due 2/15/15	2,000,000	1,985,692
United States Treasury Bond, zero coupon due 5/15/15	2,000,000	1,982,770
United States Treasury Bond, zero coupon due 8/15/15	2,000,000	1,978,438
United States Treasury Bond, zero coupon due 11/15/15	2,000,000	1,974,892
United States Treasury Bond, zero coupon due 2/15/16	2,000,000	1,969,898
United States Treasury Bond, zero coupon due 5/15/16	2,000,000	1,965,596
United States Treasury Bond, zero coupon due 8/15/16	1,000,000	979,993
United States Treasury Bond, zero coupon due 11/15/16	2,000,000	1,953,312
United States Treasury Bond, zero coupon due 5/15/17	2,000,000	1,939,218
United States Treasury Bond, zero coupon due 2/15/18	2,000,000	1,915,542
United States Treasury Bond, zero coupon due 5/15/18	2,000,000	1,905,706
Total U.S. Government and Agency Obligations (cost $37,378,157)		37,494,701
AdvisorOne Funds Quarterly Report

Schedule of Investments - Shelter Fund (Continued)
July 31, 2012 (Unaudited)
	Shares	Value
Money Market Funds - 2.79%
Fifth Third Institutional Money Market Fund	1,626,074	$ 1,626,074
Total Money Market Funds (cost $1,626,074)		1,626,074

Total Investments (cost $58,489,152)(a) - 100.10%		$ 58,413,249
Liabilities In Excess of Other Assets - (0.10)%		(56,930)
NET ASSETS - 100.00%		$ 58,356,319

BRIC - Brazil, Russia, India, China
DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
KBW - Keefe, Bruyette & Woods
MBS - Mortgage Backed Security
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation)
of securities as follows:
Unrealized appreciation:		$ 119,169
Unrealized depreciation:		(195,072)
Net unrealized depreciation:		$ (75,903)

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

AdvisorOne Funds Quarterly Report

Schedule of Investments - Shelter Fund (Continued)
July 31, 2012 (Unaudited)

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

AdvisorOne Funds Quarterly Report

Schedule of Investments - Shelter Fund (Continued)
July 31, 2012 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Bond Funds	$ 2,113,250	$ -	$ -	$ 2,113,250
Equity Funds	17,179,224	-	-	17,179,224
U.S. Government and Agency Obligations	-	37,494,701	-	37,494,701
Money Market Funds	1,626,074	-	-	1,626,074
Total	$ 20,918,548	$ 37,494,701	$ -	$ 58,413,249

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 & Level 2 during the period.  It is the fund’s policy to recognize transfers into and out of Level 1 & Level 2 at the end of the reporting period.

Exchange Traded Funds

The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AdvisorOne Funds

By (Signature and Title)

/s/ Todd Clarke

       Todd Clarke, President

Date

9/19/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Todd Clarke

        Todd Clarke, President

Date

9/19/12

By (Signature and Title)

/s/ Dawn Borelli

       Dawn Borelli, Treasurer

Date

9/19/12